Summary of Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012
Summary of operating leases
2013	$ 229,632	$ 217,464
2014	207,444	191,471
2015	195,807	171,024
2016	166,645	152,248
2017	147,273	127,943
and thereafter	398,143	417,202
Operating Leases, Future Minimum Payments Due, Total	1,344,944	1,277,352
Aircraft Operating Leases
Summary of operating leases
2013	218,307	209,352
2014	198,112	184,249
2015	188,023	165,130
2016	160,182	147,580
2017	142,327	124,055
and thereafter	339,063	356,090
Operating Leases, Future Minimum Payments Due, Total	1,246,014	1,186,456
Building Land And Equipment Operating Leases
Summary of operating leases
2013	11,325	8,112
2014	9,332	7,222
2015	7,784	5,894
2016	6,463	4,668
2017	4,946	3,888
and thereafter	59,080	61,112
Operating Leases, Future Minimum Payments Due, Total	$ 98,930	$ 90,896